INVENTORIES (Disclosure of inventory) (Details) - CAD ($)	Mar. 31, 2022	Mar. 31, 2021
Classes of current inventories [abstract]
Raw materials	$ 477,095	$ 0
Finished goods	188,477	0
Inventories	$ 665,572	$ 0